Non-dilutive equity financing	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Non-dilutive equity financing
Non-dilutive equity financing:
In 2015, an agreement was reached and the Corporation signed mutual releases with Superior Plus Income Fund (“Superior Plus”) as to the full and final amount payable to the Corporation under the indemnification agreement (“the Indemnity Agreement”), originally signed in 2008, and received additional cash proceeds of $3,347,000 in February 2016. The cash proceeds receivable were recorded as a credit to shareholders’ equity as of December 31, 2015 consistent with the accounting for the original transaction in 2008. The cash proceeds collected in February 2016 are presented as non-dilutive financing in the 2016 statement of cash flows. An over-accrual of legal fees related to this transaction was reversed in December 2017, resulting in a nominal credit of $12,000 to shareholders' equity.